Investments - Cost, Gross Unrealized Gains and Losses, and Estimated Fair Value of Trading Investments in Fixed Income Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost	$ 1,576.7	$ 1,155.5
High yield loans
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.2	0.1
Gross Unrealized Losses	(2.1)	(0.4)
Fair market value, trading	88.3	76.9
Debt Securities, Trading, Amortized Cost	90.2	77.2
Fixed income securities - trading
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.7	6.2
Gross Unrealized Losses	(101.9)	(4.2)
Fair market value, trading	1,475.5	1,157.5
Debt Securities, Trading, Amortized Cost	1,576.7	1,155.5
Short-term investments
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Fair market value, trading	6.3	2.0
Debt Securities, Trading, Amortized Cost	6.3	2.0
Catastrophe Bonds
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	(2.2)	(1.9)
Fair market value, trading	2.9	3.4
Debt Securities, Trading, Amortized Cost	5.1	5.3
Commercial mortgage loans
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.6	0.4
Gross Unrealized Losses	(1.1)	(0.9)
Fair market value, trading	312.1	211.5
Debt Securities, Trading, Amortized Cost	312.6	212.0
Middle market loans
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	(2.1)	(1.5)
Fair market value, trading	106.9	65.4
Debt Securities, Trading, Amortized Cost	109.0	66.9
Securities, asset-backed
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	(2.0)	(0.2)
Fair market value, trading	66.8	26.6
Debt Securities, Trading, Amortized Cost	68.8	26.8
Global corporates securities
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0
Gross Unrealized Losses	(0.1)
Fair market value, trading	15.0
Debt Securities, Trading, Amortized Cost	15.1
Equity securities — Trading
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.1
Gross Unrealized Losses	0.0	0.0
Fair market value, trading	6.6	3.6
Debt Securities, Trading, Amortized Cost	6.6	3.5
Short-term investments
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0
Gross Unrealized Losses	0.0
Fair market value, trading	25.6
Debt Securities, Trading, Amortized Cost	25.6
Privately-held investments
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.6	0.5
Gross Unrealized Losses	(5.3)	(2.6)
Fair market value, trading	533.0	307.1
Debt Securities, Trading, Amortized Cost	537.7	309.2
Total - Trading
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	1.3	6.7
Gross Unrealized Losses	(109.4)	(8.7)
Fair market value, trading	2,017.7	1,470.0
Debt Securities, Trading, Amortized Cost	2,125.8	1,472.0
U.S. government
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.6
Gross Unrealized Losses	(6.3)	(0.2)
Fair market value, trading	261.6	116.3
Debt Securities, Trading, Amortized Cost	267.9	115.9
Municipal
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.1
Gross Unrealized Losses	(0.3)	0.0
Fair market value, trading	3.6	4.0
Debt Securities, Trading, Amortized Cost	3.9	3.9
Corporate
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.3	1.9
Gross Unrealized Losses	(13.5)	(0.8)
Fair market value, trading	162.1	96.8
Debt Securities, Trading, Amortized Cost	175.3	95.7
Non-U.S government
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	(1.8)	(0.4)
Fair market value, trading	30.4	34.5
Debt Securities, Trading, Amortized Cost	32.2	34.9
Asset-backed
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.2	3.3
Gross Unrealized Losses	(74.0)	(1.9)
Fair market value, trading	896.5	785.7
Debt Securities, Trading, Amortized Cost	970.3	784.3
Agency mortgage-backed
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.2
Gross Unrealized Losses	(3.3)	(0.3)
Fair market value, trading	21.4	30.2
Debt Securities, Trading, Amortized Cost	24.7	30.3
Non-U.S. government-backed corporate
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	(0.6)	(0.2)
Fair market value, trading	11.6	13.1
Debt Securities, Trading, Amortized Cost	$ 12.2	$ 13.3